Restructuring and other non-recurring costs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Provision used, other provisions		$ 86
Uk input tax claimed in prior years [member]
IfrsStatementLineItems [Line Items]
Provision used, other provisions	$ 1,400	1,800
Provisions used other		$ 1,000